Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Small-Mid Growth Fund

(the “Fund”)

Supplement dated March 4, 2019

to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2018, as supplemented to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the subsection of the Prospectus entitled “Fund Summary: Small-Mid Growth Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since

Steven M. Barry Managing Director, Chief Investment Officer and Co-Lead Portfolio Manager	2019
Jessica Katz Vice President and Co-Lead Portfolio Manager	2019

In the subsection of the Prospectus entitled “Management – Investment Subadvisers” the third paragraph under “Goldman Sachs Asset Management, L.P. (“GSAM”)” is deleted in its entirety and replaced with the following:

Mr. Steven M. Barry and Ms. Jessica Katz manage the Small-Mid Growth Fund. Mr. Barry, Managing Director, Chief Investment Officer and Co-Lead Portfolio Manager, joined GSAM in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity U.S. Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital. Ms. Katz, Vice President and Co-Lead Portfolio Manager, joined GSAM in 2015. Ms. Katz has 13 years of investment experience.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Small-Mid Growth Fund

(the “Fund”)

Supplement dated March 4, 2019

to the Fund’s Statement of Additional Information (“SAI”)

dated October 1, 2018, as supplemented to date

Effective immediately, in the table under the subsection entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to the Fund is deleted in its entirety and replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Small-Mid Growth Fund	GSAM	Steven M. Barry*	19	6,550	9	4,276	35	4,217
		Katz, Jessica*	3	1,952	0	0	0	0
* Information is provided as of 12/31/2018.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.